Capital and reserves - Company repurchased (Details) $ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 $ / shares shares
Capital and reserves
Aggregate price paid | ¥		¥ 32,711			¥ 82,160
Hong Kong Stock Exchange
Capital and reserves
Number of shares repurchased | shares			166,000			166,000
Aggregate price paid	¥ 1,536			$ 1,696
Hong Kong Stock Exchange | October 2022
Capital and reserves
Number of shares repurchased | shares			166,000			166,000
Aggregate price paid | $				$ 1,696
New York Stock Exchange
Capital and reserves
Number of shares repurchased | shares			3,373,228			3,373,228
Aggregate price paid		¥ 31,175	$ 4,370
New York Stock Exchange | July 2022
Capital and reserves
Number of shares repurchased | shares			40,000			40,000
Aggregate price paid | $			$ 78
New York Stock Exchange | September 2022
Capital and reserves
Number of shares repurchased | shares			36,360			36,360
Aggregate price paid | $			$ 51
New York Stock Exchange | October 2022
Capital and reserves
Number of shares repurchased | shares			2,921,668			2,921,668
Aggregate price paid | $			$ 3,692
New York Stock Exchange | November 2022
Capital and reserves
Number of shares repurchased | shares			375,200			375,200
Aggregate price paid | $			$ 549
Minimum | Hong Kong Stock Exchange | October 2022
Capital and reserves
Price paid per share						$ 9.98
Minimum | New York Stock Exchange | July 2022
Capital and reserves
Price paid per share			$ 1.94
Minimum | New York Stock Exchange | September 2022
Capital and reserves
Price paid per share			1.39
Minimum | New York Stock Exchange | October 2022
Capital and reserves
Price paid per share			1.12
Minimum | New York Stock Exchange | November 2022
Capital and reserves
Price paid per share			1.40
Maximum | Hong Kong Stock Exchange | October 2022
Capital and reserves
Price paid per share						$ 10.38
Maximum | New York Stock Exchange | July 2022
Capital and reserves
Price paid per share			1.94
Maximum | New York Stock Exchange | September 2022
Capital and reserves
Price paid per share			1.39
Maximum | New York Stock Exchange | October 2022
Capital and reserves
Price paid per share			1.39
Maximum | New York Stock Exchange | November 2022
Capital and reserves
Price paid per share			$ 1.50